SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term loans:
Less - current maturities	$ 0	$ 4,000
Long-term loans, excluding current maturities	$ 0	$ 0
Loan from bank [Member]
Long-term loans:
Interest rate	0.00%	4.77%
Maturity, maximum	Dec. 31, 2021
Long-term loans	$ 0	$ 4,000